BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Revenue
On-Highway Business	24,511	25,837	26,900
Off-Highway Business	29,330	31,315	32,621
Engineering Services	4,584	5,589	3,172

	58,425	62,741	62,693

Cost of revenue
On-Highway Business	18,867	20,247	21,349
Off-Highway Business	24,446	26,436	26,731
Engineering Services	3,891	3,756	2,617

	47,204	50,439	50,697

Gross profit
On-Highway Business	5,644	5,589	5,551
Off-Highway Business	4,884	4,879	5,890
Engineering Services	693	1,834	555

	11,221	12,302	11,996

Selling and distribution
On-Highway Business	581	662	593
Off-Highway Business	501	970	830
Engineering Services	85	55	25

	1,167	1,687	1,448

General and administrative
On-Highway Business	4,391	4,526	3,840
Off-Highway Business	4,176	3,983	3,118
Engineering Services	1,538	857	735

	10,105	9,366	7,693

(Loss) profit from operations
On-Highway Business	672	774	1,118
Off-Highway Business	207	(447)	1,942
Engineering Services	(930)	922	(205)

(Loss) profit from operations	(51)	1,249	2,855

Other expense
On-Highway Business	251	46	258
Off-Highway Business	669	622	362
Engineering Services	82	80	90

	1,002	748	710

Segment (loss) profit
On-Highway Business	421	728	860
Off-Highway Business	(462)	(1,069)	1,580
Engineering Services	(1,012)	842	(295)

Segment (loss) profit	(1,053)	501	2,145

Segment assets
On-Highway Business	14,942	14,847	15,254
Off-Highway Business	19,470	25,380	23,778
Engineering Services	7,006	5,548	5,129

Segment assets	41,418	45,775	44,161